UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRO

Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 150.2% (94.7% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 129.2% (81.5% of Total Investments) (4)

	Aerospace & Defense – 2.6% (1.6% of Total Investments)

$3,049	B/E Aerospace, Inc., Term Loan B, First Lien	3.820%	12/16/21	BB+	$3,085,299
4,517	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC–	4,176,263
748	Transdigm, Inc., Extend Term Loan F	3.750%	6/07/23	Ba2	746,629
3,366	Transdigm, Inc., Term Loan E, First Lien	3.750%	5/14/22	Ba2	3,359,345
11,680	Total Aerospace & Defense				11,367,536

	Air Freight & Logistics – 1.0% (0.6% of Total Investments)

1,197	Americold Realty Operating Partnership, Term Loan B	5.750%	12/01/22	BB	1,215,703
1,000	PAE Holding Corporation, Term Loan B	6.500%	10/14/22	B+	1,000,000
1,985	XPO Logistics, Inc., Term Loan B	4.250%	11/01/21	Ba1	2,000,657
4,182	Total Air Freight & Logistics				4,216,360

	Airlines – 1.6% (1.0% of Total Investments)

2,418	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	2,424,449
1,960	American Airlines, Inc., Term Loan B, First Lien	3.250%	10/08/21	BB+	1,964,549
2,910	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	2,917,729
7,288	Total Airlines				7,306,727

	Auto Components – 0.2% (0.1% of Total Investments)

1,000	Horizon Global Corporation, Term Loan B	7.000%	6/30/21	B	1,003,750

	Automobiles – 2.6% (1.7% of Total Investments)

4,588	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	4,595,786
5,568	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	5,589,062
1,500	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,511,250
11,656	Total Automobiles				11,696,098

	Building Products – 0.6% (0.4% of Total Investments)

1,464	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,443,668
1,170	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	BB–	1,175,759
2,634	Total Building Products				2,619,427

	Capital Markets – 0.6% (0.4% of Total Investments)

2,772	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,781,201

	Chemicals – 1.4% (0.9% of Total Investments)

597	Avantor Performance Materials, Term Loan	6.000%	6/21/22	B1	601,039
1,998	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	2,004,168
434	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	436,843
1,521	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	1,535,636
1,489	OM Group, Inc., Term Loan, First Lien	7.000%	10/28/21	Ba3	1,494,333
6,039	Total Chemicals				6,072,019

	Commercial Services & Supplies – 4.7% (3.0% of Total Investments)

991	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	955,255
755	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.500%	10/28/23	BB–	757,638
261	Education Management LLC, Tranche A, Term Loan, (5)	5.500%	7/02/20	N/R	72,685
487	Education Management LLC, Tranche B, Term Loan, (5)	8.500%	7/02/20	N/R	26,810
1,000	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.000%	10/07/23	B2	1,006,875
1,000	Fort Dearborn Holding Company, Inc., Term Loan, Second Lien	9.500%	10/07/24	CCC	1,017,500
3,173	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	2,942,963
333	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	252,500

NUVEEN	1

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Commercial Services & Supplies (continued)

$1,244	KAR Auction Services, Inc., Term Loan B3, First Lien	4.375%	3/09/23	BB–	$1,259,816
3,000	Monitronics International, Inc., Term Loan B2, First Lien	6.500%	9/30/22	B2	2,985,000
1,795	Protection One, Inc., Term Loan B	4.750%	5/02/22	BB–	1,810,313
2,853	Protection One, Inc., Term Loan, First Lien	4.750%	7/01/21	Ba2	2,877,931
1,799	CCS Income Trust, Term Loan, First Lien	7.500%	5/15/18	B–	1,786,797
1,489	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B+	1,490,611
1,750	Universal Services of America, Term Loan, Second Lien	9.500%	7/28/23	B–	1,747,812
21,930	Total Commercial Services & Supplies				20,990,506

	Communications Equipment – 1.6% (1.0% of Total Investments)

5,418	Avaya, Inc., Term Loan B3	5.390%	10/26/17	B2	4,809,423
1,060	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B2	912,935
154	Avaya, Inc., Term Loan B7	6.250%	5/29/20	B2	127,373
1,299	Riverbed Technology, Inc., Term Loan B	5.000%	4/24/22	B1	1,310,996
7,931	Total Communications Equipment				7,160,727

	Consumer Finance – 2.2% (1.4% of Total Investments)

2,000	First Data Corporation, Term Loan B	4.274%	7/08/22	BB	2,016,388
7,862	First Data Corporation, Term Loan, First Lien	3.524%	3/24/21	BB	7,914,774
9,862	Total Consumer Finance				9,931,162

	Containers & Packaging – 1.0% (0.6% of Total Investments)

1,286	Berry Plastics Holding Corporation, Term Loan H	3.750%	10/01/22	Ba3	1,291,169
3,131	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	3,155,445
4,417	Total Containers & Packaging				4,446,614

	Diversified Consumer Services – 5.0% (3.2% of Total Investments)

4,602	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	4,520,003
515	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	512,138
1,397	Harland Clarke Holdings Corporation, Term Loan B4	6.993%	8/04/19	BB–	1,385,525
472	Hilton Hotels Corporation, Series B1, Term Loan	3.500%	10/26/20	BBB	474,973
4,828	Hilton Hotels Corporation, Series B2, Term Loan	3.029%	10/25/23	BBB	4,860,266
2,469	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	BB	2,446,119
155	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	154,100
7,885	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	7,921,242
22,323	Total Diversified Consumer Services				22,274,366

	Diversified Financial Services – 1.7% (1.0% of Total Investments)

1,481	MJ Acquisition Corp., Term Loan, First Lien	4.001%	6/01/22	B+	1,482,776
5,845	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	5,839,511
7,326	Total Diversified Financial Services				7,322,287

	Diversified Telecommunication Services – 5.6% (3.5% of Total Investments)

1,000	DTI Holdings, Inc., Term Loan B, First Lien	6.250%	10/02/23	B	992,500
2,881	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.040%	3/31/21	BB	2,859,635
1,059	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,058,417
3,856	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan, (DD1)	3.750%	6/30/19	B1	3,694,833
761	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	BB+	765,220
2,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB+	2,684,000
718	Presidio, Inc., Refinancing Term Loan, First Lien	5.250%	2/02/22	B1	718,775
3,000	Verizon Communications, Inc., Term Loan	1.784%	7/31/19	BBB+	3,003,126
9,000	Ziggo N.V., Term Loan D, First Lien	3.535%	8/31/24	BB–	9,011,250
24,942	Total Diversified Telecommunication Services				24,787,756

	Electric Utilities – 1.9% (1.2% of Total Investments)

728	EFS Cogen Holdings LLC, Term Loan B	5.250%	6/28/23	BB	735,823
4,500	Energy Future Intermediate Holding Company, DIP Term Loan	4.250%	6/30/17	BB	4,529,061
2,443	Texas Competitive Electric Holdings LLC, DIP Term Loan B, First Lien	5.000%	8/04/23	Baa3	2,464,740

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Electric Utilities (continued)

$557	Texas Competitive Electric Holdings LLC, DIP Term Loan C, First Lien	5.000%	8/04/23	Baa3	$562,134
8,228	Total Electric Utilities				8,291,758

	Electronic Equipment, Instruments & Components – 1.5% (1.0% of Total Investments)

2,231	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	1,907,506
2,086	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	2,098,605
2,751	Zebra Technologies Corporation, Term Loan B	4.089%	10/27/21	BB+	2,783,222
7,068	Total Electronic Equipment, Instruments & Components				6,789,333

	Energy Equipment & Services – 0.7% (0.4% of Total Investments)

591	Dynamic Energy Services International LLC, Term Loan	11.005%	3/06/18	N/R	416,389
2,584	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	Caa2	1,328,814
1,387	Seventy Seven Operating LLC, Term Loan B, (DD1)	3.887%	6/25/20	B	1,286,632
4,562	Total Energy Equipment & Services				3,031,835

	Equity Real Estate Investment Trusts – 2.8% (1.8% of Total Investments)

7,684	Communications Sales & Leasing, Inc., Term Loan B, First Lien	4.500%	10/24/22	BB+	7,556,565
1,283	Realogy Corporation, Term Loan B, First Lien	3.750%	7/20/22	BB+	1,293,365
3,955	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	3,722,943
12,922	Total Equity Real Estate Investment Trusts				12,572,873

	Food & Staples Retailing – 6.8% (4.3% of Total Investments)

16,076	Albertson’s LLC, Repriced Term Loan B4	4.500%	8/25/21	BB	16,208,812
2,923	Albertson’s LLC, Term Loan B6	4.750%	6/22/23	BB	2,954,316
3,175	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	3,181,390
2,488	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	2,503,020
2,875	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B+	2,886,141
2,444	Supervalu, Inc., New Term Loan	5.500%	3/21/19	BB	2,453,762
29,981	Total Food & Staples Retailing				30,187,441

	Food Products – 3.9% (2.5% of Total Investments)

1,466	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	1,469,402
3,393	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.250%	3/03/23	BB	3,444,098
1,013	Pinnacle Foods Finance LLC, Term Loan G	3.387%	4/29/20	BB+	1,019,880
8,656	US Foods, Inc., Term Loan B	4.000%	6/27/23	B+	8,720,297
3,257	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	2,836,048
17,785	Total Food Products				17,489,725

	Health Care Equipment & Supplies – 2.9% (1.8% of Total Investments)

2,694	Acelity, Term Loan F	5.000%	8/03/18	BB–	2,713,498
3,947	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,679,564
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	2,272,337
877	ConvaTec, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	879,818
1,489	Greatbatch, Inc., Term Loan B	5.250%	10/27/22	B	1,470,885
1,712	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	1,712,334
13,272	Total Health Care Equipment & Supplies				12,728,436

	Health Care Providers & Services – 5.2% (3.3% of Total Investments)

1,373	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	1,309,567
2,748	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	2,611,581
3,767	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	3,757,098
1,474	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	1,174,036
2,181	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	2,185,506
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,470,000
546	Kindred Healthcare, Inc., Term Loan B, First Lien	4.250%	4/09/21	Ba2	547,178
2,746	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	B–	1,748,642
1,435	MultiPlan, Inc., Term Loan B	5.000%	6/07/23	B+	1,453,457
1,764	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	1,768,659
2,007	Quorum Health Corp., Term Loan B	6.750%	4/29/22	B1	1,892,693

NUVEEN	3

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Providers & Services (continued)

$1,233	Select Medical Corporation, Term Loan E, First Lien	6.000%	6/01/18	Ba2	$1,238,514
1,202	Select Medical Corporation, Term Loan F, First Lien	6.005%	3/03/21	Ba2	1,211,320
660	Vizient, Inc., Term Loan B	5.000%	2/11/23	B+	665,870
24,636	Total Health Care Providers & Services				23,034,121

	Health Care Technology – 0.7% (0.4% of Total Investments)

2,094	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	2,107,771
1,000	Press Ganey Holdings, Inc., Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	1,017,500
3,094	Total Health Care Technology				3,125,271

	Hotels, Restaurants & Leisure – 5.6% (3.5% of Total Investments)

5,642	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	5,674,609
2,088	CCM Merger, Inc., Term Loan B	4.000%	8/09/21	BB–	2,077,196
2,557	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	2,576,178
2,079	Intrawest Resorts Holdings, Inc., Initial Term Loan	4.500%	12/09/20	N/R	2,065,883
1,728	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	1,731,982
1,491	MGM Growth Properties, Term Loan B	3.500%	4/25/23	BB+	1,497,397
2,917	Scientific Games Corporation, Term Loan	6.000%	10/18/20	Ba3	2,936,776
3,442	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	Ba3	3,459,656
2,616	Station Casino LLC, Term Loan B	3.750%	6/08/23	BB	2,629,254
24,560	Total Hotels, Restaurants & Leisure				24,648,931

	Household Products – 0.5% (0.3% of Total Investments)

1,500	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.250%	9/07/23	Ba3	1,505,391
637	Serta Simmons Holdings LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	BB–	637,450
2,137	Total Household Products				2,142,841

	Independent Power & Renewable Electricity Producers – 0.8% (0.5% of Total Investments)

3,500	Dynegy, Inc., Term Loan B	5.000%	6/27/23	BB	3,523,576

	Industrial Conglomerates – 0.2% (0.1% of Total Investments)

882	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B	873,058

	Insurance – 2.1% (1.3% of Total Investments)

3,289	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.753%	8/12/22	B	3,295,082
1,489	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/21/22	B	1,499,314
4,369	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	Ba3	4,371,333
9,147	Total Insurance				9,165,729

	Internet and Direct Marketing Retail – 1.1% (0.7% of Total Investments)

4,807	Travelport LLC, Term Loan B	5.000%	9/02/21	B+	4,839,590

	Internet Software & Services – 3.5% (2.2% of Total Investments)

1,500	Ancestry.com, Inc., Term Loan B, First Lien	5.250%	10/14/23	B1	1,505,437
750	Ancestry.com, Inc., Term Loan B, Second Lien	9.250%	10/14/24	CCC+	763,125
1,500	Rackspace Hosting, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB+	1,510,581
2,802	Sabre Inc., Term Loan	4.000%	2/19/19	Ba2	2,816,775
605	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba2	608,542
290	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba2	290,678
1,741	SkillSoft Corporation, Term Loan, Second Lien	9.337%	4/28/22	CCC	1,192,683
5,746	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	5,754,188
1,125	Vertafore, Inc., Term Loan, First Lien	4.750%	6/30/23	B2	1,130,713
16,059	Total Internet Software & Services				15,572,722

	IT Services – 1.5% (1.0% of Total Investments)

3,135	EIG Investors Corp., Term Loan	6.480%	11/09/19	B1	3,061,210
1,176	Engility Corporation, Term Loan B2	5.773%	8/14/23	BB–	1,192,095
347	Mitchell International, Inc., Initial Term Loan B, First Lien	4.500%	10/13/20	B1	347,355
997	WEX, Inc., Term Loan B	4.250%	6/30/23	BB–	1,009,969

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	IT Services (continued)

$1,127	Zayo Group LLC, Term Loan B	3.750%	5/06/21	Ba2	$1,133,378
6,782	Total IT Services				6,744,007

	Leisure Products – 1.6% (1.0% of Total Investments)

2,039	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	2,003,463
2,072	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	2,013,870
2,124	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	2,140,475
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	1,008,125
7,235	Total Leisure Products				7,165,933

	Life Sciences Tools & Services – 0.2% (0.1% of Total Investments)

750	Inventiv Health, Inc., Term Loan B, (WI/DD)	TBD	TBD	B	750,871

	Machinery – 0.6% (0.4% of Total Investments)

933	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	935,831
1,800	Safway Group Holdings LLC, Initial Term Loan, First Lien, (DD1)	5.750%	8/21/23	B+	1,807,501
2,733	Total Machinery				2,743,332

	Marine – 0.2% (0.1% of Total Investments)

975	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B	948,187

	Media – 13.4% (8.4% of Total Investments)

1,169	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	1,159,538
1,180	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,119,746
1,743	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	1,600,577
990	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	964,689
3,421	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	3,100,508
1,500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	1,083,750
5,444	Cequel Communications LLC, Term Loan B, (WI/DD)	TBD	TBD	BB–	5,471,522
3,980	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/24/23	BBB	4,008,744
1,646	Clear Channel Communications, Inc., Term Loan E	8.034%	7/30/19	Caa1	1,260,194
1,860	Clear Channel Communications, Inc., Tranche D, Term Loan	7.284%	1/30/19	Caa1	1,416,815
9,266	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	6,439,844
2,343	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	2,354,406
183	EMI Music Publishing LLC, Term Loan B3	4.000%	8/19/22	BB–	183,708
1,347	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	1,142,507
594	Gray Television, Inc., Initial Term Loan	3.938%	6/13/21	BB	597,762
1,955	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	1,968,186
1,500	Lions Gate Entertainment Corporation, Term Loan B, (WI/DD)	TBD	TBD	Ba2	1,504,375
1,125	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	Ba3	1,146,094
1,250	LSC Communications, Term Loan	7.000%	9/30/22	B	1,243,750
4,489	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	4,502,216
245	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	Ba3	246,726
2,755	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	2,768,811
1,489	Numericable Group S.A., Term Loan	4.750%	2/10/23	B+	1,491,727
2,178	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B	2,121,363
8,295	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	8,317,182
1,120	WMG Acquisition Corporation, Term Loan B, First Lien	3.750%	11/19/23	Ba3	1,118,991
309	Yell Group PLC, PIK Term Loan B2, First Lien	10.000%	9/07/65	N/R	542,541
370	Yell Group PLC, Term Loan A2, First Lien	8.000%	9/07/21	N/R	372,601
63,746	Total Media				59,248,873

	Metals & Mining – 1.2% (0.7% of Total Investments)

1,280	Fairmount Minerals, Ltd., Term Loan B1, First Lien, (DD1)	4.500%	9/05/19	Caa1	1,211,128
1,357	Fairmount Minerals, Ltd. Term Loan B2, First Lien	4.500%	9/05/19	B–	1,294,005
1,363	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BB+	1,363,501
1,247	Zekelman Industries, Term Loan B	6.000%	6/14/21	BB–	1,260,902
5,247	Total Metals & Mining				5,129,536

	Mortgage Real Estate Investment Trusts – 0.3% (0.2% of Total Investments)

1,409	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	1,411,317

NUVEEN	5

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Multiline Retail – 1.9% (1.2% of Total Investments)

$2,298	99 Cents Only Stores Tranche B2, Term Loan	4.500%	1/11/19	CCC+	$1,801,413
1,724	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	B+	1,726,432
1,990	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B+	1,801,660
548	Dollar Tree, Inc., Term Loan B, First Lien	3.063%	7/06/22	BBB	553,820
1,650	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	1,671,904
922	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	917,668
9,132	Total Multiline Retail				8,472,897

	Oil, Gas & Consumable Fuels – 3.7% (2.3% of Total Investments)

688	California Resources Corporation, Term Loan A, First Lien, (WI/DD)	TBD	TBD	B1	663,202
1,390	C&J Holding Co., Term Loan B2, (5)	0.000%	3/24/22	N/R	1,277,642
675	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	634,381
229	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22		126,015
1,898	EP Energy LLC, Term Loan B	9.750%	6/30/21	B+	1,945,463
2,495	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	10/01/18	B2	2,301,927
1,627	Fieldwood Energy LLC, Term Loan, First Lien, (DD1)	8.000%	8/31/20	B2	1,427,282
969	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	581,596
2,081	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	1,680,250
3,417	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	CCC+	2,528,806
1,667	Peabody Energy Corporation, Term Loan B, (WI/DD)	TBD	TBD	N/R	1,484,028
2,889	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	CCC+	1,639,556
42	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	35,197
20,067	Total Oil, Gas & Consumable Fuels				16,325,345

	Pharmaceuticals – 3.7% (2.3% of Total Investments)

1,339	Concordia Healthcare Corporation, Term Loan B, First Lien, (DD1)	5.250%	10/21/21	B1	1,208,596
2,932	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	2,937,083
3,448	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, (DD1)	4.250%	8/18/22	B1	3,451,264
3,677	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	3,701,215
1,035	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.250%	8/05/20	BB	1,035,146
3,946	Valeant Pharmaceuticals International, Inc., Series F1, Tranche B Term Loan	5.500%	4/01/22	BB	3,952,756
16,377	Total Pharmaceuticals				16,286,060

	Professional Services – 0.1% (0.1% of Total Investments)

643	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	631,852

	Real Estate Management & Development – 0.9% (0.6% of Total Investments)

2,482	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,503,975
1,354	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	BB	1,361,979
3,836	Total Real Estate Management & Development				3,865,954

	Road & Rail – 0.3% (0.2% of Total Investments)

1,489	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B2	1,346,079

	Semiconductors & Semiconductor Equipment – 4.4% (2.8% of Total Investments)

9,109	Avago Technologies, Term Loan B3	3.535%	2/01/23	BBB	9,214,034
969	Cypress Semiconductor Corp, Term Loan B	6.500%	7/05/21	BB–	980,212
1,247	Micron Technology, Inc., Term Loan B	4.634%	4/26/22	BBB–	1,261,214
1,588	Microsemi Corporation, Term Loan B, First Lien	3.750%	1/15/23	BB	1,603,735
1,913	NXP Semiconductor LLC, Term Loan D	3.338%	1/11/20	Baa2	1,923,037
1,466	NXP Semiconductor LLC, Term Loan F	3.405%	12/07/20	Baa2	1,473,060
3,000	On Semiconductor Corp., Term Loan B, First Lien	3.777%	3/31/23	Ba1	3,020,892
19,292	Total Semiconductors & Semiconductor Equipment				19,476,184

	Software – 11.1% (7.0% of Total Investments)

2,000	Ascend Learning LLC, Term Loan, Second Lien	9.500%	11/30/20	CCC+	1,985,000
3,438	Blackboard, Inc., Term Loan B4	6.000%	6/30/21	B+	3,414,704

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software (continued)

$4,174	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	$4,124,395
1,392	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	11/28/22	BB+	1,398,172
1,150	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	1,121,250
4,036	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	4,046,491
2,332	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B2	2,339,497
2,869	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	2,878,677
8,829	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	8,817,973
1,237	Informatica Corp.,Term Loan B	4.500%	8/05/22	B	1,217,855
1,250	Kronos Incorporated, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B2	1,256,934
1,214	Micro Focus International PLC, Term Loan B	4.500%	11/19/21	BB–	1,220,555
1,785	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,794,403
4,560	Misys PLC, Term Loan B, First Lien	6.500%	12/12/18	B+	4,573,281
1,539	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	1,536,771
750	MSC Software Corporation, Initial Term Loan, Second Lien	8.500%	5/31/21	CCC	742,500
1,500	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	1,503,516
1,721	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	1,736,570
209	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	211,340
2,000	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	2,011,250
1,250	Vertiv Co., Term Loan B, (WI/DD)	TBD	TBD	Ba3	1,247,656
49,235	Total Software				49,178,790

	Specialty Retail – 2.1% (1.4% of Total Investments)

1,746	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B	1,699,414
1,750	Jo-Ann Stores, Inc., Term Loan B, (WI/DD)	TBD	TBD	B1	1,746,355
3,774	Petco Animal Supplies, Inc., Term Loan B1	5.000%	1/26/23	B	3,813,000
2,200	Petsmart Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB–	2,206,875
9,470	Total Specialty Retail				9,465,644

	Technology Hardware, Storage & Peripherals – 5.6% (3.5% of Total Investments)

1,000	Coinstar, Inc., Term Loan, Second Lien	9.750%	9/27/24	CCC+	997,500
4,250	Dell International LLC, Term Loan A2, First Lien	2.790%	6/02/21	BBB–	4,219,455
2,000	Dell International LLC, Term Loan A3, First Lien	2.540%	12/31/18	BBB–	2,000,938
10,635	Dell International LLC, Term Loan B	4.000%	9/07/23	BBB–	10,722,412
1,250	Dell Software Group, Term Loan B, (WI/DD)	TBD	TBD	B1	1,248,884
5,586	Western Digital, Inc., Term Loan B1	4.500%	4/29/23	BBB–	5,657,573
24,721	Total Technology Hardware, Storage & Peripherals				24,846,762

	Textiles, Apparel & Luxury Goods – 0.7% (0.5% of Total Investments)

1,000	G-III Apparel Group, Term Loan B, (WI/DD)	TBD	TBD	BB+	992,813
1,757	Gymboree Corporation, Term Loan, (DD1)	5.000%	2/23/18	CCC+	1,125,889
1,546	J Crew Group, Term Loan B, First Lien	4.000%	3/05/21	B2	1,192,249
4,303	Total Textiles, Apparel & Luxury Goods				3,310,951

	Trading Companies & Distributors – 0.9% (0.6% of Total Investments)

2,769	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	2,781,078
1,241	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	1,213,945
4,010	Total Trading Companies & Distributors				3,995,023

	Transportation Infrastructure – 0.3% (0.2% of Total Investments)

84	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	67,375
488	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	390,774
475	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	380,053
674	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	538,998
1,721	Total Transportation Infrastructure				1,377,200

	Wireless Telecommunication Services – 1.9% (1.2% of Total Investments)

426	Asurion LLC, Term Loan B1	5.000%	5/24/19	B+	427,548
1,514	Asurion LLC, Term Loan B1	4.750%	10/28/23	B+	1,506,100
2,122	Asurion LLC, Term Loan B4, First Lien	5.000%	8/04/22	B+	2,134,899
219	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	220,277

NUVEEN	7

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Wireless Telecommunication Services (continued)

$1,544	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.000%	4/23/19	B+	$1,419,331
858	Syniverse Technologies, Inc., Tranche B, Term Loan	4.000%	4/23/19	B+	788,480
2,000	UPC Financing Partnership, Term Loan, First Lien	4.080%	8/31/24	BB	2,012,750
8,683	Total Wireless Telecommunication Services				8,509,385
$590,478	Total Variable Rate Senior Loan Interests (cost $580,741,820)				573,223,958

Shares	Description (1)				Value

	COMMON STOCKS – 1.7% (1.1% of Total Investments)

	Banks – 0.5% (0.3% of Total Investments)

30,811	BLB Worldwide Holdings Inc., (6)				$2,187,581

	Diversified Consumer Services – 0.3% (0.2% of Total Investments)

71,949	Cengage Learning Holdings II LP, (6), (7)				1,403,006
3,124,035	Education Management Corporation, (6), (7)				312
	Total Diversified Consumer Services				1,403,318

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

2,534	Vantage Drill International, (6), (7)				214,123

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

83,191	Millennium Health LLC, (6)				155,983

	Media – 0.8% (0.5% of Total Investments)

719	Cumulus Media, Inc., (6)				992
466,768	Hibu PLC, (6), (8)				—
23,363	Metro-Goldwyn-Mayer, (6), (7)				1,915,766
44,843	Tribune Media Company				1,461,882
36,087	Tribune Media Company, (8)				—
11,210	Tronc, Inc., (6)				134,856
	Total Media				3,513,496

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

109	Energy and Exploration Partners, Inc., (6), (7)				38,150
46	Southcross Holdings Borrower LP, (6)				16,215
	Total Oil, Gas & Consumable Fuels				54,365

	Software – 0.0% (0.0% of Total Investments)

496,552	Eagle Topco LP, (6), (8)				1
	Total Common Stocks (cost $13,832,710)				7,528,867

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

3,476	Education Management Corporation, (7)	7.500%		N/R	$6,952
	Total $25 Par (or similar) Retail Preferred (cost $8,437)				6,952

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)

$550	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$521,813
$550	Total Convertible Bonds (cost $440,000)				521,813

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 13.1% (8.2% of Total Investments)

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)

$1,233	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,208,340

	Communications Equipment – 0.3% (0.2% of Total Investments)

155	Avaya Inc., 144A	7.000%	4/01/19	B2	125,938
3,830	Avaya Inc., 144A	10.500%	3/01/21	CCC–	1,263,900
3,985	Total Communications Equipment				1,389,838

	Containers & Packaging – 0.3% (0.2% of Total Investments)

1,178	Reynolds Group	9.875%	8/15/19	B–	1,207,450

	Diversified Telecommunication Services – 1.5% (0.9% of Total Investments)

2,285	Frontier Communications Corporation	6.250%	9/15/21	BB	2,170,750
1,415	Frontier Communications Corporation	6.875%	1/15/25	BB	1,185,062
1,005	IntelSat Limited	6.750%	6/01/18	CC	688,425
4,300	IntelSat Limited	7.750%	6/01/21	CC	1,397,500
4,100	IntelSat Limited	8.125%	6/01/23	CC	1,353,000
13,105	Total Diversified Telecommunication Services				6,794,737

	Equity Real Estate Investment Trusts – 0.3% (0.2% of Total Investments)

1,250	iStar Inc.	4.000%	11/01/17	B+	1,251,563

	Health Care Equipment & Supplies – 1.4% (0.9% of Total Investments)

3,000	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,180,000
1,100	Tenet Healthcare Corporation	8.125%	4/01/22	B–	1,075,250
2,225	Tenet Healthcare Corporation	6.750%	6/15/23	B–	2,041,437
6,325	Total Health Care Equipment & Supplies				6,296,687

	Health Care Providers & Services – 0.2% (0.1% of Total Investments)

900	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	857,250

	Hotels, Restaurants & Leisure – 0.7% (0.4% of Total Investments)

3,450	Scientific Games International Inc.	10.000%	12/01/22	B–	3,174,000

	Media – 3.9% (2.4% of Total Investments)

150	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	3.579%	7/23/20	BBB	155,546
1,714	Clear Channel Communications, Inc.	10.000%	1/15/18	CC	1,216,940
6,412	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	4,865,105
11,043	Clear Channel Communications, Inc., PIK	14.000%	2/01/21	CC	4,196,294
7,850	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	5,612,750
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,006,875
28,169	Total Media				17,053,510

	Oil, Gas & Consumable Fuels – 1.1% (0.7% of Total Investments)

2,000	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	1,355,000
500	Denbury Resources Inc.	6.375%	8/15/21	CCC+	413,750
600	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	469,500
2,400	FTS International Inc., 144A	8.134%	6/15/20	B	2,322,055
450	Gastar Exploration Inc.	8.625%	5/15/18	Caa3	407,250
5,950	Total Oil, Gas & Consumable Fuels				4,967,555

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

1,394	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC	1,474,155

	Software – 0.6% (0.4% of Total Investments)

1,750	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,601,250
1,100	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	1,006,500
2,850	Total Software				2,607,750

NUVEEN	9

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Wireless Telecommunication Services – 2.2% (1.4% of Total Investments)

$6,000	Sprint Corporation	7.875%	9/15/23	B+	$5,925,000
500	Sprint Corporation	7.125%	6/15/24	B+	476,250
2,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	2,863,438
175	T-Mobile USA Inc.	6.731%	4/28/22	BB	183,313
175	T-Mobile USA Inc.	6.836%	4/28/23	BB	186,900
9,600	Total Wireless Telecommunication Services				9,634,901
$79,389	Total Corporate Bonds (cost $74,853,065)				57,917,736

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES – 6.1% (3.8% of Total Investments)

$800	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14, 144A	5.736%	11/20/24	N/R	$780,403
2,500	Bluemountain Collateralized Loan Obligations Limited 2012-1A, 144A	6.196%	7/20/23	BB	2,411,688
1,250	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	5.280%	7/15/25	BB	1,127,776
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A, 144A	5.080%	1/15/23	BB	1,494,717
250	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.680%	4/15/24	BB	234,271
1,800	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.438%	10/19/22	BB	1,761,849
4,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A, 144A	5.662%	2/25/17	BB–	3,546,776
2,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	6.180%	4/15/22	BB	1,948,398
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A, 144A	5.838%	4/19/22	BB+	1,436,401
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	6.052%	4/22/22	BB	1,453,864
1,250	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A	6.196%	4/20/26	Ba3	1,123,409
500	North End CLO Limited, Loan Pool, 144A	5.279%	7/17/25	BB	438,122
2,240	Oak Hill Credit Partners, Series 2012-7A, 144A	5.636%	11/20/23	BB	2,104,001
2,000	Octagon Investment Partners, Series 2015-1A, 144A	6.546%	10/20/26	Ba3	1,856,604
750	OZLM Funding Limited, Series 2012-2A, 144A	8.168%	10/30/27	BB	702,450
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.337%	12/15/22	BBB+	991,077
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.411%	5/24/23	BB	1,930,762
2,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.788%	11/08/24	BB–	1,827,350
$28,840	Total Asset-Backed Securities (cost $27,103,437)				27,169,918
	Total Long-Term Investments (cost $696,979,469)				666,369,244

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 8.4% (5.3% of Total Investments)

	REPURCHASE AGREEMENTS – 8.4% (5.3% of Total Investments)

$37,247	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/16, repurchase price $37,247,062, collateralized by $27,610,000 U.S. Treasury Bonds, 5.250%, due 11/15/28, value $37,998,263	0.030%	11/01/16		$37,247,031
	Total Short-Term Investments (cost $37,247,031)				37,247,031
	Total Investments (cost $734,226,500) – 158.6%				703,616,275
	Borrowings – (44.4)% (9), (10)				(196,800,000)
	Variable Rate Term Preferred Shares, at Liquidation Preference – (16.9)% (11)				(75,000,000)
	Other Assets Less Liabilities – 2.7%				11,730,008
	Net Assets Applicable to Common Shares – 100%				$443,546,283

10	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$573,223,958	$—	$573,223,958
Common Stocks	3,957,509	3,571,357	1	7,528,867
$25 Par (or similar) Retail Preferred	—	6,952	—	6,952
Convertible Bonds	—	521,813	—	521,813
Corporate Bonds	—	57,917,736	—	57,917,736
Asset-Backed Securities	—	27,169,918	—	27,169,918

Short-Term Investments:
Repurchase Agreements	—	37,247,031	—	37,247,031
Total	$3,957,509	$699,658,765	$1	$703,616,275

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2016, the cost of investments was $736,207,157.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:

Gross unrealized:
Appreciation	$13,173,494
Depreciation	(45,764,376)
Net unrealized appreciation (depreciation) of investments	$(32,590,882)

NUVEEN	11

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Borrowings as a percentage of Total Investments is 28.0%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(11)	Variable Rate Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 10.7%.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

12	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 30, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2016